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                                                                  THE HARTFORD

April 7, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE: Union Security Insurance Company
    File No. 033-63799

Ladies and Gentlemen:

    Pursuant to the provisions of the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above referenced Registration Statement on Form S-1.

    If you have any questions, please call me at (860) 843-1941.

Sincerely,

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/s/ Richard J. Wirth
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Richard J. Wirth
Senior Counsel and Assistant Vice President
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Enclosure